Financial Income (Expenses) (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Capital gain on novation of debt		R$ 555
Taxes On Revenue Pis And Cofins [Member] | Separate [member]
Statement [Line Items]
inflation adjustment	R$ 2,100
Judicial Reorganisation [Member]
Statement [Line Items]
Other income		3,013
Adjustments of trade payables to present value		877
Reversal of interest expenses		3,115
Interest expenses on novated debt		R$ 167